NOTE 6 –LOANS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable
	September 30,	December 31,		Interest
	2022	2021	Term	rate
Bridge Loan	$—	$222,222	Note was issued on November 1, 2020 and due on January 30, 2022	18.0%
Martus	93,204	100,634	Note was issued on October 23, 2018 and due on January 3, 2023	5.0%
Swisspeers AG	—	9,605	Note was issued on April 8, 2019 and originally due on October 4, 2022	7.0%
Darlene Covid19	101,590	109,690	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Total	194,794	442,151
Less: Unamortized debt discount	—	(7,406)
Total loans payable	194,794	434,745
Less: Current portion of loans payable	(93,204)	(315,450)
Long-term loans payable	$101,590	$119,295

NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties
	September 30,	December 31,
	2022	2021
49% of Shareholder of SwissLink	$18,457	$19,929
49% of Shareholder of SwissLink	203,180	219,379
Total	221,637	239,308
Less: Current portion of loans payable –related parties	221,637	239,308
Long-term loans payable – related parties	$—	$—

	December 31,	December 31,
	2021	2020
Alonso Van Der Biest	$—	$80,200
Alvaro Quintana	—	10,587
49% of Shareholder of SwissLink	19,929	1,737,512
49% of Shareholder of SwissLink	219,379	226,080
Total	239,308	2,054,379
Less: Current portion of loans payable	239,308	2,054,379
Long-term loans payable	$—	$—

NOTE 2 -SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Adjustments
	December 31,	December 31,
	2021	2020
Spot CHF: USD exchange rate	$1.0974	$1.1304
Average CHF: USD exchange rate	$1.0969	$1.0662